Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - GBP (£) £ in Millions		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Other receivables	[1]	£ 341	£ 393	£ 373
Assets held for sale		89
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts	[2]	173	317	360
Spectrum [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments in respect of acquisition		0	325	0
Current Assets Held for Sale [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Other receivables		0	0	22
Assets held for sale		£ 89
Deferred Contract Costs [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts			£ 145	£ 163

[1]	Other receivables includes assets held for sale of £nil. (2017/18: £nil, 2016/17: £22m). £89m assets held for sale as at 31 March 2019 are presented separately on the face of the balance sheet.
[2]	Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2017/18: £145m, 2016/17: £163m), which are presented within deferred contract costs following adoption of IFRS 15.